Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nicholas Equity Income
Average Annual Return, Percent	7.39%	5.50%	11.34%	9.46%
S&P 500 Index | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	22.76%	21.45%	17.64%	14.64%